Supplement to the
Fidelity® Variable Insurance Products
Service Class 2 Equity-Income Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Service Class 2
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual class operating expensesA	0.83%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

VEI2-03-02 October 1, 2003
1.750735.102

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would have been 0.82%.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Variable Insurance Products
Initial Class Equity-Income Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.48%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.09%
Total annual class operating expensesA	0.57%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

VEII-03-02 October 1, 2003
1.750733.102

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.56%.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Variable Insurance Products
Service Class Equity-Income Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Service Class
Management fee	0.48%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual class operating expensesA	0.67%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

VEIS-03-02 October 1, 2003
1.750734.102

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses would have been 0.66%.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the Fidelity® Variable Insurance Products Service Class 2
Growth Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Service Class 2
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.10%
Total annual class operating expensesA	0.93%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

VG2-03-02 October 1, 2003
1.750738.102

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses would have been 0.87%.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the Fidelity® Variable Insurance Products Initial Class
Growth Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.09%
Total annual class operating expensesA	0.67%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

VGI-03-02 October 1, 2003
1.750736.102

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses would have been 0.61%.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the Fidelity® Variable Insurance Products Service Class
Growth Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Service Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.09%
Total annual class operating expensesA	0.77%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

VGS-03-02 October 1, 2003
1.750737.102

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses would have been 0.71%.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Variable
Insurance Products
High Income Portfolio
Service Class 2
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VHI2-03-02 October 1, 2003
1.750741.103

The following information replaces similar information found in the "Fund Management" section on page 8.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products
High Income Portfolio
Initial Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VHII-03-02 October 1, 2003
1.750739.103

The following information replaces similar information found in the "Fund Management" section on page 8.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products
High Income Portfolio
Service Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VHIS-03-02 October 1, 2003
1.750740.103

The following information replaces similar information found in the "Fund Management" section on page 8.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products Service Class 2
Money Market
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 6.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VMM2-03-01 October 1, 2003
1.750729.102

Supplement to the
Fidelity® Variable
Insurance Products Initial Class Money Market Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 6.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VMMI-03-01 October 1, 2003
1.750727.102

Supplement to the
Fidelity® Variable
Insurance Products Service Class Money Market Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 6.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VMMS-03-02 October 1, 2003
1.750728.104

Supplement to the
Fidelity® Variable
Insurance Products Service Class 2
Overseas Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VO2-03-01 October 1, 2003
1.750732.101

Supplement to the
Fidelity® Variable
Insurance Products Service Class 2 R
Overseas Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VO2R-03-01 October 1, 2003
1.790655.100

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class Overseas
Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VOI-03-01 October 1, 2003
1.750730.101

Supplement to the
Fidelity® Variable
Insurance Products
Initial Class R
Overseas Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VOIR-03-01 October 1, 2003
1.790653.100

Supplement to the
Fidelity® Variable
Insurance Products Service Class
Overseas Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VOS-03-01 October 1, 2003
1.750731.101

Supplement to the
Fidelity® Variable
Insurance Products
Service Class R
Overseas Portfolio
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information supplements the information found in the "Buying and Selling Shares" section on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

VOSR-03-01 October 1, 2003
1.790654.100

Supplement to the
Fidelity® Variable Insurance Products
Value Portfolio
Service Class 2
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Service Class 2
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	2.95%
Total annual class operating expensesA	3.78%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class 2 of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.25%. This arrangement may be discontinued by FMR at any time.

VVAL2-03-02 October 1, 2003
1.789795.101

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses, after reimbursement, would have been 1.20%.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Variable Insurance Products
Value Portfolio
Initial Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Initial Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	None
Other expenses	3.02%
Total annual class operating expensesA	3.60%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Initial Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.00%. This arrangement may be discontinued by FMR at any time.

VVALI-03-02 October 1, 2003
1.789793.101

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses, after reimbursement, would have been 0.95%.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Variable Insurance Products
Value Portfolio
Service Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual operating expenses (paid from class assets)

Service Class
Management fee	0.58%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	2.96%
Total annual class operating expensesA	3.64%

A Effective August 1, 2003, FMR has voluntarily agreed to reimburse Service Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement may be discontinued by FMR at any time.

VVALS-03-02 October 1, 2003
1.789794.101

A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses, after reimbursement, would have been 1.05%.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 7.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 16.

Annual operating expenses (paid from class assets)

		Service Class 2
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.07%
	Total annual class operating expensesA	2.95%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesB	0.90%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.20%
	Total annual class operating expensesA	1.03%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.15%
	Total annual class operating expensesA	0.83%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.93%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	1.96%
	Total annual class operating expensesA	2.79%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.83%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesA	0.93%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.85%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.14%
	Total annual class operating expensesA	0.97%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expensesA	0.14%
	Total annual class operating expensesA	0.97%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.95%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.18%
	Total annual class operating expensesA	1.16%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.95%
	Total annual class operating expensesA	3.78%

A FMR has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class 2	Effective Date
VIP Aggressive Growth	1.25%	8/1/03
VIP Asset Manager	1.25%	8/1/03
VIP Asset Manager: Growth	1.25%	1/12/00
VIP Balanced	1.25%	8/1/03
VIP Contrafund	1.25%	1/12/00
VIP Dynamic Capital Appreciation	1.25%	8/1/03
VIP Equity-Income	1.25%	8/1/03
VIP Growth	1.25%	8/1/03
VIP Growth & Income	1.25%	1/12/00
VIP Growth Opportunities	1.25%	8/1/03
VIP High Income	1.25%	1/12/00
VIP Mid Cap	1.25%	1/12/00
VIP Overseas	1.75%	1/12/00
VIP Value	1.25%	8/1/03

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class 2	1.10%A
VIP Asset Manager - Service Class 2	0.88%
VIP Asset Manager: Growth - Service Class 2	0.99%
VIP Balanced - Service Class 2	0.81%
VIP Contrafund - Service Class 2	0.90%
VIP Dynamic Capital Appreciation - Service Class 2	1.13%A
VIP Equity-Income - Service Class 2	0.82%
VIP Growth - Service Class 2	0.87%
VIP Growth & Income - Service Class 2	0.84%
VIP Growth Opportunities - Service Class 2	0.94%
VIP Mid Cap - Service Class 2	0.88%
VIP Overseas - Service Class 2	1.12%
VIP Value - Service Class 2	1.20%A

A After reimbursement.

The following information supplements the information found in the "Buying and Selling Shares" section on page 28.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 30.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 30.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products Initial Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

VIPIC-03-05 October 1, 2003
1.483793.124

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 21.

Annual operating expenses (paid from class assets)

		Initial Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.09%
	Total annual class operating expensesB	2.72%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesB	0.63%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesB	0.73%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesB	0.57%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesB	0.68%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	2.06%
	Total annual class operating expensesB	2.64%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.57%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.67%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesB	0.59%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.70%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	2.22%
	Total annual class operating expensesB	2.80%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.70%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesB	0.33%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesB	0.54%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesB	0.70%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expenses	0.29%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual class operating expensesB	0.90%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expensesA	2.36%
	Total annual class operating expensesB	2.94%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	3.02%
	Total annual class operating expensesB	3.60%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.85%
	Total annual class operating expensesB	1.43%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Aggressive Growth	1.00%	8/01/03
VIP Asset Manager	1.00%	8/01/03
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.00%	8/01/03
VIP Contrafund	1.00%	1/3/95
VIP Dynamic Capital Appreciation	1.00%	8/01/03
VIP Equity-Income	1.00%	8/01/03
VIP Growth	1.00%	8/01/03
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.00%	8/01/03
VIP Growth Stock	1.00%	8/01/03
VIP High Income	1.00%	1/1/86
VIP Index 500	0.28%	4/18/97
VIP Investment Grade Bond	0.80%	12/5/88
VIP Mid Cap	1.00%	12/29/98
VIP Overseas	1.50%	1/28/87
VIP Real Estate	1.00%	8/01/03
VIP Value	1.00%	8/01/03
VIP Value Strategies	1.00%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500 and VIP Investment Grade Bond) pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

	Total Operating Expenses
VIP Aggressive Growth - Initial Class	0.85%A
VIP Asset Manager - Initial Class	0.61%
VIP Asset Manager: Growth - Initial Class	0.69%
VIP Balanced - Initial Class	0.55%
VIP Contrafund - Initial Class	0.64%
VIP Dynamic Capital Appreciation - Initial Class	0.88%A
VIP Equity-Income - Initial Class	0.56%
VIP Growth - Initial Class	0.61%
VIP Growth & Income - Initial Class	0.58%
VIP Growth Opportunities - Initial Class	0.66%
VIP Index 500 - Initial Class	0.28%A
VIP Investment Grade Bond - Initial Class	0.53%
VIP Mid Cap - Initial Class	0.63%
VIP Overseas - Initial Class	0.86%
VIP Value - Initial Class	0.95%A
VIP Value Strategies - Initial Class	0.95%A

A After reimbursement.

The following information supplements the information found in the "Buying and Selling Shares" section on page 37.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for Mark Notkin and J. Fergus Shiel in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products Initial Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

VIPINADV-03-04 October 1, 2003
1.775835.105

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 16.

Annual operating expenses (paid from class assets)

		Initial Class
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.63%
VIP Asset Manager:	Management fee	0.58%
Growth	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.15%
	Total annual class operating expensesA	0.73%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.14%
	Total annual class operating expensesA	0.57%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.10%
	Total annual class operating expensesA	0.68%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.57%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.67%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.59%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesA	0.70%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesA	0.70%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expensesA	0.33%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.11%
	Total annual class operating expensesA	0.54%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.12%
	Total annual class operating expensesA	0.70%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.09%
	Total annual class operating expenses	0.29%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	None
	Other expenses	0.17%
	Total annual class operating expensesA	0.90%

A FMR has voluntarily agreed to reimburse Initial Class of certain funds to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Initial Class	Effective Date
VIP Asset Manager	1.00%	8/1/03
VIP Asset Manager: Growth	1.00%	1/3/95
VIP Balanced	1.00%	8/1/03
VIP Contrafund	1.00%	1/3/95
VIP Equity-Income	1.00%	8/1/03
VIP Growth	1.00%	8/1/03
VIP Growth & Income	1.00%	12/31/96
VIP Growth Opportunities	1.00%	8/1/03
VIP High Income	1.00%	1/1/86
VIP Index 500	0.28%	4/18/97
VIP Investment Grade Bond	0.80%	12/5/88
VIP Mid Cap	1.00%	12/29/98
VIP Overseas	1.50%	1/28/87

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500 and VIP Investment Grade Bond) pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Initial Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Asset Manager - Initial Class	0.61%
VIP Asset Manager: Growth - Initial Class	0.69%
VIP Balanced - Initial Class	0.55%
VIP Contrafund - Initial Class	0.64%
VIP Equity-Income - Initial Class	0.56%
VIP Growth - Initial Class	0.61%
VIP Growth & Income - Initial Class	0.58%
VIP Growth Opportunities - Initial Class	0.66%
VIP Index 500 - Initial Class	0.28%A
VIP Investment Grade Bond - Initial Class	0.53%
VIP Mid Cap - Initial Class	0.63%
VIP Overseas - Initial Class	0.86%

A After reimbursement.

The following information supplements the information found in the "Buying and Selling Shares" section beginning on page 28.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 30.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products Service Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

VIPSC-03-05 October 1, 2003
1.483794.121

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 20.

Annual operating expenses (paid from class assets)

		Service Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.04%
	Total annual class operating expensesB	2.77%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesB	0.74%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.16%
	Total annual class operating expensesB	0.84%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.14%
	Total annual class operating expensesB	0.67%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.10%
	Total annual class operating expensesB	0.78%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	1.93%
	Total annual class operating expensesB	2.61%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesB	0.67%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesB	0.77%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesB	0.69%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesB	0.80%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expensesA	2.22%
	Total annual class operating expensesB	2.90%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesB	0.80%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.13%
	Total annual class operating expensesB	0.47%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesB	0.64%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesB	0.80%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesB	0.39%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.17%
	Total annual class operating expensesB	1.00%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expensesA	2.36%
	Total annual class operating expensesB	3.04%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.96%
	Total annual class operating expensesB	3.64%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.84%
	Total annual class operating expensesB	1.52%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Service Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class	Effective Date
VIP Aggressive Growth	1.10%	8/1/03
VIP Asset Manager	1.10%	8/1/03
VIP Asset Manager: Growth	1.10%	11/3/97
VIP Balanced	1.10%	8/1/03
VIP Contrafund	1.10%	11/3/97
VIP Dynamic Capital Appreciation	1.10%	8/1/03
VIP Equity-Income	1.10%	8/1/03
VIP Growth	1.10%	8/1/03
VIP Growth & Income	1.10%	11/3/97
VIP Growth Opportunities	1.10%	8/1/03
VIP Growth Stock	1.10%	8/1/03
VIP High Income	1.10%	11/3/97
VIP Index 500	0.38%	7/7/00
VIP Investment Grade Bond	0.90%	7/7/00
VIP Mid Cap	1.10%	12/29/98
VIP Money Market	0.45%	7/7/00
VIP Overseas	1.60%	11/3/97
VIP Real Estate	1.10%	8/1/03
VIP Value	1.10%	8/1/03
VIP Value Strategies	1.10%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500) pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class	0.95%A
VIP Asset Manager - Service Class	0.72%
VIP Asset Manager: Growth - Service Class	0.80%
VIP Balanced - Service Class	0.65%
VIP Contrafund - Service Class	0.74%
VIP Dynamic Capital Appreciation - Service Class	0.98%A
VIP Equity-Income - Service Class	0.66%
VIP Growth - Service Class	0.71%
VIP Growth & Income - Service Class	0.68%
VIP Growth Opportunities - Service Class	0.77%
VIP Index 500 - Service Class	0.38%A
VIP Mid Cap - Service Class	0.73%
VIP Overseas - Service Class	0.96%
VIP Value - Service Class	1.05%A
VIP Value Strategies - Service Class	1.05%A

A After reimbursement.

The following information supplements the information found in the "Buying and Selling Shares" section on page 36.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 38.

Matthew Conti is vice president and manager of VIP High Income Port-folio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 38.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable Insurance Products
Service Class 2
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

Effective August 4, 2003, Geode Capital Management, LLC (Geode), serves as sub-adviser for VIP Index 500 Portfolio. Geode chooses the fund's investments and places orders to buy and sell the fund's investments. FMR pays Geode for providing investment management services.

As of March 31, 2003, Geode had approximately $293 million in discretionary assets under management.

Geode's principal offices are at 53 State Street, Boston, Massachusetts 02109.

VIP2C-03-05 October 1, 2003
1.741913.119

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 22.

Annual operating expenses (paid from class assets)

		Service Class 2
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.07%
	Total annual class operating expensesB	2.95%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesB	0.90%
VIP Asset Manager: Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.20%
	Total annual class operating expensesB	1.03%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.15%
	Total annual class operating expensesB	0.83%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesB	0.93%
VIP Dynamic Capital Appreciation	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	1.96%
	Total annual class operating expensesB	2.79%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesB	0.83%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.10%
	Total annual class operating expensesB	0.93%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesB	0.85%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.14%
	Total annual class operating expensesB	0.97%
VIP Growth Stock	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expensesA	2.22%
	Total annual class operating expensesB	3.05%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.14%
	Total annual class operating expensesB	0.97%
VIP Index 500	Management fee	0.24%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesB	0.60%
VIP Investment Grade Bond	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.11%
	Total annual class operating expensesB	0.79%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesB	0.95%
VIP Money Market	Management fee	0.20%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.09%
	Total annual class operating expensesB	0.54%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.18%
	Total annual class operating expensesB	1.16%
VIP Real Estate	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expensesA	2.36%
	Total annual class operating expensesB	3.19%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	2.95%
	Total annual class operating expensesB	3.78%
VIP Value Strategies	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.85%
	Total annual class operating expensesB	1.68%

A Based on estimated amounts for the current fiscal year.

B FMR has voluntarily agreed to reimburse Service Class 2 of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class 2	Effective Date
VIP Aggressive Growth	1.25%	8/01/03
VIP Asset Manager	1.25%	8/01/03
VIP Asset Manager: Growth	1.25%	1/12/00
VIP Balanced	1.25%	8/01/03
VIP Contrafund	1.25%	1/12/00
VIP Dynamic Capital Appreciation	1.25%	8/01/03
VIP Equity-Income	1.25%	8/01/03
VIP Growth	1.25%	8/01/03
VIP Growth & Income	1.25%	1/12/00
VIP Growth Opportunities	1.25%	8/01/03
VIP Growth Stock	1.25%	8/01/03
VIP High Income	1.25%	1/12/00
VIP Index 500	0.53%	1/12/00
VIP Investment Grade Bond	1.05%	1/12/00
VIP Mid Cap	1.25%	1/12/00
VIP Money Market	0.60%	1/12/00
VIP Overseas	1.75%	1/12/00
VIP Real Estate	1.25%	8/01/03
VIP Value	1.25%	8/01/03
VIP Value Strategies	1.25%	2/20/02

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund (other than VIP Index 500) pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 operating expenses are shown in the table below.

	Total Operating Expenses
VIP Aggressive Growth - Service Class 2	1.10%A
VIP Asset Manager - Service Class 2	0.88%
VIP Asset Manager: Growth - Service Class 2	0.99%
VIP Balanced - Service Class 2	0.81%
VIP Contrafund - Service Class 2	0.90%
VIP Dynamic Capital Appreciation - Service Class 2	1.13%A
VIP Equity-Income - Service Class 2	0.82%
VIP Growth - Service Class 2	0.87%
VIP Growth & Income - Service Class 2	0.84%
VIP Growth Opportunities - Service Class 2	0.94%
VIP Index 500 - Service Class 2	0.53%A
VIP Mid Cap - Service Class 2	0.88%
VIP Overseas - Service Class 2	1.12%
VIP Value - Service Class 2	1.20%A
VIP Value Strategies - Service Class 2	1.21%A

A After reimbursement.

The following information supplements the information found in the "Buying and Selling Shares" section on page 37.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for Mark Notkin and J. Fergus Shiel in the "Fund Management" section on page 39.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products Service Class
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 16.

Annual operating expenses (paid from class assets)

		Service Class
VIP Aggressive Growth	Management fee	0.63%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.04%
	Total annual class operating expensesA	2.77%
VIP Asset Manager	Management fee	0.53%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.74%
VIP Asset Manager:	Management fee	0.58%
Growth	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.16%
	Total annual class operating expensesA	0.84%
VIP Balanced	Management fee	0.43%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.14%
	Total annual class operating expensesA	0.67%
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.10%
	Total annual class operating expensesA	0.78%
VIP Dynamic Capital	Management fee	0.58%
Appreciation	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	1.93%
	Total annual class operating expensesA	2.61%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.67%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.09%
	Total annual class operating expensesA	0.77%
VIP Growth & Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.11%
	Total annual class operating expensesA	0.69%
VIP Growth Opportunities	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesA	0.80%
VIP High Income	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesA	0.80%
VIP Mid Cap	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.12%
	Total annual class operating expensesA	0.80%
VIP Overseas	Management fee	0.73%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	0.17%
	Total annual class operating expensesA	1.00%
VIP Value	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.10%
	Other expenses	2.96%
	Total annual class operating expensesA	3.64%

A FMR has voluntarily agreed to reimburse Service Class of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class	Effective Date
VIP Aggressive Growth	1.10%	8/1/03
VIP Asset Manager	1.10%	8/1/03
VIP Asset Manager: Growth	1.10%	11/3/97
VIP Balanced	1.10%	8/1/03
VIP Contrafund	1.10%	11/3/97
VIP Dynamic Capital Appreciation	1.10%	8/1/03
VIP Equity-Income	1.10%	8/1/03
VIP Growth	1.10%	8/1/03
VIP Growth & Income	1.10%	11/3/97
VIP Growth Opportunities	1.10%	8/1/03
VIP High Income	1.10%	11/3/97
VIP Mid Cap	1.10%	12/29/98
VIP Overseas	1.60%	11/3/97
VIP Value	1.10%	8/1/03

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that each fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's (other than VIP Aggressive Growth and VIP Dynamic Capital Appreciation) custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class operating expenses are shown in the table below.

Total Operating Expenses
VIP Aggressive Growth - Service Class	0.95%A
VIP Asset Manager - Service Class	0.72%
VIP Asset Manager: Growth - Service Class	0.80%
VIP Balanced - Service Class	0.65%
VIP Contrafund - Service Class	0.74%
VIP Dynamic Capital Appreciation - Service Class	0.98%A
VIP Equity-Income - Service Class	0.66%
VIP Growth - Service Class	0.71%
VIP Growth & Income - Service Class	0.68%
VIP Growth Opportunities - Service Class	0.77%
VIP Mid Cap - Service Class	0.73%
VIP Overseas - Service Class	0.96%
VIP Value - Service Class	1.05%A

A After reimbursement.

The following information supplements the information found in the "Buying and Selling Shares" section on page 28.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The following information replaces the biographical information for J. Fergus Shiel in the "Fund Management" section on page 30.

John Porter is manager of VIP Dynamic Capital Appreciation Portfolio, which he has managed since April 2003. He also manages another Fidelity fund. Since joining Fidelity Investments in 1995, Mr. Porter has worked as a research analyst and manager.

The following information replaces the biographical information for Mark Notkin in the "Fund Management" section on page 30.

Matthew Conti is vice president and manager of VIP High Income Portfolio, which he has managed since July 2003. Since joining Fidelity Investments in 1995, Mr. Conti has worked as an analyst and manager.

Supplement to the
Fidelity® Variable
Insurance Products Service Class 2 R
April 30, 2003
Prospectus

The following information supplements the information found on the back cover of the prospectus.

IMPORTANT INFORMATION ABOUT OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT ACT), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, address, date of birth, and other information that will allow us to identify you. You may also be asked to provide documents that may help to establish your identity, such as your driver's license.

For investors other than individuals: When you open an account, you will be asked for the name of the entity, its principal place of business and TIN and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as driver's licenses, articles of incorporation, trust instruments or partnership agreements and other information that will help us identify the entity.

The following information replaces the "Annual operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 6.

Annual operating expenses (paid from class assets)

		Service Class 2 R
VIP Contrafund	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.13%
	Total annual class operating expensesA	0.96%
VIP Equity-Income	Management fee	0.48%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.12%
	Total annual class operating expensesA	0.85%
VIP Growth	Management fee	0.58%
	Distribution and/or Service (12b-1) fees	0.25%
	Other expenses	0.13%
	Total annual class operating expensesA	0.96%

A FMR has voluntarily agreed to reimburse Service Class 2 R of each fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

	Service Class 2 R	Effective Date
VIP Contrafund	1.25%	4/24/02
VIP Equity-Income	1.25%	8/01/03
VIP Growth	1.25%	8/01/03

These arrangements may be discontinued by FMR at any time.

A portion of the brokerage commissions that a fund pays may be reimbursed and used to reduce that fund's expenses. In addition, through arrangements with each fund's custodian, credits realized as a result of uninvested cash balances are used to reduce custodian expenses. Including these reductions, the total Service Class 2 R operating expenses are shown in the table below.

Total Operating Expenses
VIP Contrafund - Service Class 2 R	0.92%
VIP Equity-Income - Service Class 2 R	0.84%
VIP Growth - Service Class 2 R	0.90%

The following information supplements the information found in the "Buying and Selling Shares" section on page 11.

Under applicable anti-money laundering regulations and other federal regulations, orders to purchase shares may be suspended, restricted or cancelled and the proceeds may be withheld.

Under applicable anti-money laundering regulations and other federal regulations, redemption requests may be suspended, restricted, cancelled or processed and the proceeds may be withheld.

You may be asked to provide additional information in order for Fidelity to verify your identity in accordance with requirements under anti-money laundering regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.